Bank Indebtedness (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Bank Indebtedness [Line Items]
Summary of Company's Bank Indebtedness Arising from Financing Activities
The changes in the Company’s bank indebtedness for the year ended December 31, 2025 and nine month period ended December 31, 2024 arising from financing activities are presented below:

Balance at March 31, 2024	$0.3

Revolving Credit Facility drawn	3.0

Repayment of Revolving Credit Facility	(2.9)

Balance at December 31, 2024	$0.4

Revolving Credit Facility drawn	213.9

Repayment of Revolving Credit Facility	(42.4)

Foreign exchange	(1.7)

Balance at December 31, 2025	$170.2